VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0506

Re:
Separate Account VA U, SEC File No. 811-21427 (the “Registrant”)
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA U, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi-Annual report of the underlying funds of the following underlying management investment companies:

PORTFOLIO COMPANY	SEC FILE NO.
AB Variable Products Series Fund, Inc.	811-05398
Franklin Templeton Variable Insurance Products Trust	811-05583
ProFunds	811-08239
Transamerica Series Trust	811-04419
Variable Insurance Products Fund II	811-05511

Some of the options included in the Portfolio Companies’ reports may not be available under every Policy offered by the Registrant.

If you have any questions regarding this filing, please contact me at (720)488-7884.

Sincerely,

/s/ Brian G. Stallworth
Brian G. Stallworth Esq.
Transamerica Life Insurance Company